March 16, 2016

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Harbor Funds

1933 Act Registration No. 33-5852

1940 Act Registration No. 811-4676

Ladies and Gentlemen:

Attached for filing on behalf of Harbor International Small Cap Fund (the “Fund”) pursuant to the Securities Act of 1933, as amended, and Rule 497(c) thereunder and the Investment Company Act of 1940, as amended, are exhibits containing interactive data format of risk/return summary information included in the final form of the Fund’s prospectus, filed pursuant to Rule 497(c) on March 4, 2016 (accession number 0001193125-16-493366), included in the Harbor International & Global Funds Prospectus, dated March 1, 2016.

Please do not hesitate to contact the undersigned at (312) 443-4428 if you have any questions.

Very truly yours,

/s/ Jodie L. Crotteau
Jodie L. Crotteau
Assistant Secretary

Cc:	Christopher P. Harvey, Esq.

Jill Damon, Esq.

Dechert LLP

David G. Van Hooser

Charles F. McCain

Anmarie S. Kolinski

Erik D. Ojala

Susan A. DeRoche

Harbor Funds

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.